Restatement of Previously Filed Consolidated Balance Sheet (Details) - Schedule of restatement on each financial statement	1 Months Ended
Jun. 18, 2021 USD ($)
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets	$ 350,268,752
Total liabilities	36,900,558
Class A ordinary shares subject to redemption	308,368,190
Preferred shares
Class A ordinary shares	367
Class B ordinary shares	863
Additional paid-in capital	7,869,618
Accumulated deficit	(2,761,389)
Non-controlling interest in subsidiary	(109,455)
Total shareholders’ equity (deficit)	5,000,004
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	350,268,752
Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets
Total liabilities
Class A ordinary shares subject to redemption	36,631,810
Preferred shares
Class A ordinary shares	(367)
Class B ordinary shares
Additional paid-in capital	(7,869,618)
Accumulated deficit	(28,871,280)
Non-controlling interest in subsidiary
Total shareholders’ equity (deficit)	(36,631,810)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets	350,268,752
Total liabilities	36,900,558
Class A ordinary shares subject to redemption	345,000,000
Preferred shares
Class A ordinary shares
Class B ordinary shares	863
Additional paid-in capital
Accumulated deficit	(31,632,669)
Non-controlling interest in subsidiary	(109,455)
Total shareholders’ equity (deficit)	(31,631,806)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$ 350,268,752